Income Taxes - Changes in valuation allowance for deferred tax assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017
Income Tax [Abstract]
Balance at beginning of year	¥ 422,280		¥ 519,492		¥ 543,489
Net change during the year	22,636	[1]	(97,212)	[2]	(23,997)	[3]
Balance at end of year	¥ 444,916		¥ 422,280		¥ 519,492

[1]	Primarily includes an increase of \11,843 million of valuation allowances of certain foreign subsidiaries mainly due to an increase in valuation allowances related to operating loss carryforwards, partially offset by a decrease of valuation allowances related to accrued expenses and provisions, an increase of \6,265 million related to Japanese subsidiaries and the Company because of an increase in valuation allowances related to operating loss carryforwards recognized in the current year, an increase of \14,976 million of valuation allowances related to Japanese subsidiaries and the Company as a result of changes in the expected realization of deferred tax assets, and a reduction of \10,448 million of valuation allowances related to expiration of operating loss carryforwards. In total, \22,636 million of allowances increased for the year ended March 31, 2019.
[2]	Primarily includes a reduction of \80,459 million of valuation allowances of certain foreign subsidiaries mainly due to changes in tax laws in the U.S., an increase of \17,340 million related to Japanese subsidiaries and the Company because of an increase in valuation allowances related to operating loss carryforwards, and a reduction of \34,093 million of valuation allowances related to Japanese subsidiaries and the Company as a result of changes in the expected realization of deferred tax assets. In total, \97,212 million of allowances decreased for the year ended March 31, 2018.
[3]	Primarily includes an increase of \2,040 million of valuation allowances of certain foreign subsidiaries partly because of changes in the expected realization of deferred tax assets, a reduction of \35,214 million of valuation allowances of certain foreign subsidiaries mainly by utilization of operating loss carryforwards, an increase of \5,811 million of valuation allowances related to Japanese subsidiaries and the Company as a result of changes in the expected realization of deferred tax assets, and an increase of \3,366 million related to Japanese subsidiaries and the Company because of increase in valuation allowances related to operating loss carryforwards due to the effect of changes in domestic tax laws. In total, \23,997 million of allowances decreased for the year ended March 31, 2017.